Share Capital (Details 1)	6 Months Ended
Jun. 30, 2019 shares
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding options	1,714,039
Number of options, Granted	207,500
Number of options, Forfeited	(107,158)
Number of options, Outstanding options	1,814,381